UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2011


[LOGO OF USAA]
    USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

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         ANNUAL REPORT
         USAA TOTAL RETURN STRATEGY FUND
         DECEMBER 31, 2011

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

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT COMPANY, WE
BELIEVE THAT INVESTORS WILL CONTINUE TO
FIND VALUE AMONG LARGE-CAP, DIVIDEND-PAYING        [PHOTO OF DANIEL S. McNAMARA]
COMPANIES, WHICH HAVE STRONG BALANCE SHEETS
AND ARE GENERALLY LEADERS IN THEIR INDUSTRY."

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FEBRUARY 2012

Although investors began 2011 with optimism, they ended the year weighed down by worries, mainly about the European sovereign debt crisis. During the early part of the reporting period, confidence was running high as the financial markets celebrated what appeared to be a strong recovery in the U.S. economy.

However, during the first quarter, U.S. economic growth slowed. Job growth was sluggish, and the housing market remained fragile. The summer brought political gridlock in Washington over whether to raise the nation's debt ceiling. In the wake of that rancorous debate, Standard & Poor's Ratings downgraded U.S. Government debt from AAA to AA+, citing lawmakers' unwillingness to deal with the federal deficit. In November, the Congressional super-committee -- established with much fanfare during the summer -- failed to come to an agreement how to cut costs.

During much of the reporting period, investors proved surprisingly resilient. They seemed to shrug off the political upheaval in the Middle East, including a surge in oil prices that raised questions about the sustainability of global economic growth. In March, the earthquake and tsunami in Japan took an appalling toll on that nation's infrastructure, including emergencies at some nuclear power plants, and led to supply disruptions that slowed worldwide economic growth during the second quarter. Yet, the impact on the financial markets was relatively modest.

Ultimately, it was the European Union's (EU) long-running sovereign debt crisis that wore down investor confidence. Despite many promises, EU policymakers have failed to follow through on numerous agreements to fix the EU's financial problems. Some weaker peripheral countries, such

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

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as Greece, continue to struggle with persistent budget deficits and large debt burdens. As the year progressed, these problems began to spread to the region's larger economies, such as Italy. The crisis has also created serious problems for Europe's banks, which hold a considerable amount of sovereign debt.

In this environment, investors appeared to prefer the perceived safety of U.S. Government debt and dividend-paying stocks. At USAA Investment Management Company, we believe that investors will continue to find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry. Despite tough economic conditions, corporate earnings have been better than expected.

During the one-year reporting period, U.S. Treasuries outperformed just about every other asset class. For example, 10-year Treasuries achieved a total return of more than 15% during 2011, mostly from price appreciation. Although we expected Treasuries and high-quality municipal bonds to perform well, they did even better than we expected. Yields, which move inversely to prices, declined.

In the months ahead, I believe the U.S. economy will continue growing slowly. Though unemployment is still high, it has been trending downward. Nevertheless, at USAA Investment Management Company, we will remain watchful of the risks and opportunities that may lie ahead. We sincerely appreciate your confidence in us. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company*

*Effective January 1, 2012, the USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   12

FINANCIAL INFORMATION

    Distributions to Shareholders                                            13

    Report of Independent Registered Public Accounting Firm                  14

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        32

    Financial Statements                                                     33

    Notes to Financial Statements                                            36

EXPENSE EXAMPLE                                                              55

TRUSTEES' AND OFFICERS' INFORMATION                                          57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE*

THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) IS AN ASSET ALLOCATION FUND WITH AN INVESTMENT OBJECTIVE TO SEEK A POSITIVE RETURN EVERY CALENDAR YEAR AND OVER THE LONG TERM (FIVE YEARS AND MORE) TO ACHIEVE RETURNS GREATER THAN THE S&P 500 INDEX WITH LESS RISK.

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TYPES OF INVESTMENTS

One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either
(1) stocks through the use of stock-based exchange-traded funds (ETFs),
(2) investment-grade bonds through either ETFs or direct investment, or
(3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies. The Fund also may utilize an index option-based strategy and a global tactical asset allocation strategy.

*Effective January 27, 2012, the Fund's objective changed. The Fund's objective is to seek capital appreciation through the use of a dynamic asset allocation strategy, across stocks, bonds, and cash instruments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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USAA Investment Management Company*    Credit Suisse Securities (USA) LLC (CSSU)

   JOHN P. TOOHEY, CFA                    Volaris Volatility Management Group*
   WASIF A. LATIF                         Option-based Risk Management Strategy
   Exchange-Traded Funds                  YIRONG LI, CFA
   Option-based Risk Management           DEFINA MALUKI, CFA
     Strategy
                                          QS Investors, LLC
   TONY ERA                               U.S. Stocks
   Money Market Instruments
                                          ROBERT WANG
                                          RUSSELL SHTERN, CFA

*Effective January 31, 2011, Credit Suisse Securities (USA) LLC (CSSU) Volaris Volatility Management Group no longer is a co-manager of the Fund and was replaced by USAA Investment Management Company.

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o  HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM DURING THE
   12-MONTH REPORTING PERIOD?

   For the 12 months ended December 31, 2011, the Fund had a total return of -1.04%. This compares to returns of 2.11% for the S&P 500(R) Index (the Index) and -1.16% for the Lipper Flexible Portfolio Funds Index.

o  PLEASE DISCUSS THE MARKET ENVIRONMENT OF 2011.

   The 2.11% gain of the Index was impressive given the extreme turmoil that affected the global financial markets during the year. The first

   Past performance is no guarantee of future results. o Exchange Traded Funds
   (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o As interest rates rise, existing bond prices fall.

   Refer to page 8 for benchmark definitions.

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2  | USAA TOTAL RETURN STRATEGY FUND

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   five months of 2011 were fairly calm compared to what followed, as stock prices remained supported by steady economic growth, strong corporate earnings, and the accommodative policies of the U.S. Federal Reserve (the
   Fed) during this time. By mid-year, however, the effects of the Fed's quantitative easing policy wore off and investors began to fear that the United States was headed for another recession. Even more important, the European debt crisis moved back onto the front pages. Concerns about a possible sovereign debt default in Europe -- along with the unquantifiable impact such an event would have on the global banking system -- led to a flight out of equities and into perceived "safe havens" such as U.S. Treasuries. Stocks touched their low for the year in early October during the height of the fear about Europe, but then proceeded to embark on an uneven fourth quarter rally. This rebound was fueled by better-than-expected U.S. economic data and signs that European policymakers were moving closer to a solution for the crisis.

o  WHAT FACTORS DROVE THE FUND'S PERFORMANCE?

   Consistent with its objective, the Fund achieved its one-year results with a lower level of volatility than either the Lipper peer group or the financial markets as a whole. We employed a multi-pronged, risk-controlled strategy that attempts to mitigate the impact of large stock market downturns, while at the same time participating to a significant degree in the stock market's upside.

   Our approach has several components. The first is our investment in exchange-traded funds (ETFs) designed to track the performance of the major asset classes. Here, our positioning in the equity portion of

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Investing in small-cap companies involves the greater risk of investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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   the portfolio detracted from performance. While the Fund's performance was helped by our underweight in U.S. small-cap stocks, which underperformed large-cap stocks, this was offset by our position in emerging market equities, which produced a negative return for the year. On the plus side, we added value through our underweight in developed market international equities.

   The second component of the Fund is our equity hedging strategy, which seeks to manage the risk of stock market volatility. This portion of the Fund worked as intended by helping to dampen the volatility that occurred at various points throughout the year. As a result, the Fund provided a smoother ride for investors compared to an unhedged strategy.

   The third component is a market-neutral strategy managed by QS Investors Inc.
   (QS). QS invests primarily in long and short positions of common stock of large U.S. companies and seeks to generate positive returns that have low correlation with the Index. This strategy, which is designed to have zero net market exposure by virtue of the roughly equal dollar amount of its long and short positions, generated a positive total return in 2011. Although this market-neutral strategy modestly underperformed the Index, as can be expected when the U.S. market produces a gain, it achieved its purpose of dampening the Fund's overall volatility.

o  HOW IS THE FUND POSITIONED?

   Despite the volatility in equities, our overall thesis and positioning remains largely unchanged. We favor U.S. large-cap stocks with "fortress"-like balance sheets and the ability to perform well in a slower-growth environment. These companies also tend to have dividend yields that are very attractive. We remain cautious regarding the outlook for international equities due to the intractable sovereign

   Options are considered speculative investment strategies.

   You will find a complete list of securities that the Fund owns on pages
   15-31.

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4  | USAA TOTAL RETURN STRATEGY FUND

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   debt problems in Europe, but we hold a more favorable long-term view on the emerging markets, which have better economic growth and less debt than their developed-market counterparts. In addition, the emerging markets' relative underperformance during the past year has created more attractive valuations in select regions, particularly Latin America and Asia.

o  WHAT'S YOUR TAKE ON THE ECONOMIC OUTLOOK AS WE MOVE INTO 2012?

   Although global growth remains sluggish overall, recent U.S. economic numbers have consistently come in above consensus expectations. Recent data points to modest strength in U.S. manufacturing relative to the rest of the world, improved consumer confidence, rising auto sales, a modest recovery in employment, and pockets of positive data points in the housing market.

   Despite these favorable developments, the U.S. and eurozone economies are currently in a fragile state of low growth. We expect Europe to slip into a recession in 2012, as the concern about the potential for sovereign defaults has created a significant amount of uncertainty and suppressed business confidence in the region. In addition, the European banking system is more highly leveraged than the U.S. banking system, and it holds significant amounts of the sovereign debt of economically weak and highly-indebted eurozone countries. However, growth in China and other emerging markets remains relatively high -- an ongoing positive for the world economy. We expect global deleveraging will persist in 2012 and beyond, ultimately leading to truncated business cycles, lower expected growth, and heightened economic and market volatility.

o  DO YOU HAVE ANY CLOSING THOUGHTS?

   We hold a cautious outlook regarding financial market performance in the year ahead. Global economic growth is sluggish, and the odds are

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   high that adverse developments in Europe will continue to roil market performance periodically. Still, volatility can create opportunities for long-term investors to capitalize on the values that emerge during times of elevated fear. We believe our steady approach and emphasis on diversification will hold our clients in good stead in the current environment.

   Thank you for your investment in the Fund.

   THE TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS, HIGHER PORTFOLIO TURNOVER, HIGHER TRANSACTION COSTS, AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

   Diversification does not guarantee a profit or prevent a loss.

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6  | USAA TOTAL RETURN STRATEGY FUND

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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)


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                                          12/31/11                 12/31/10
--------------------------------------------------------------------------------

Net Assets                             $125.9 Million           $141.3 Million
Net Asset Value Per Share                  $8.24                    $8.34


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 YEAR                        5 YEARS                SINCE INCEPTION 1/24/05

  -1.04%                        -0.72%                           0.26%


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                          EXPENSE RATIO AS OF 12/31/10*
--------------------------------------------------------------------------------

                                      1.98%
               (Includes acquired fund fees and expenses of 0.19%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER FLEXIBLE                              USAA TOTAL RETURN
               PORTFOLIO FUNDS INDEX      S&P 500 INDEX          STRATEGY FUND
 1/31/05            $10,000.00             $10,000.00             $10,000.00
 2/28/05             10,188.52              10,210.44              10,020.00
 3/31/05             10,007.72              10,029.64               9,854.00
 4/30/05              9,824.85               9,839.42               9,874.07
 5/31/05             10,051.58              10,152.49               9,884.10
 6/30/05             10,125.36              10,166.90               9,925.25
 7/31/05             10,449.34              10,545.00              10,096.37
 8/31/05             10,448.92              10,448.78               9,965.51
 9/30/05             10,600.57              10,533.41               9,998.75
10/31/05             10,455.83              10,357.81              10,018.93
11/30/05             10,706.71              10,749.57              10,039.11
12/31/05             10,806.95              10,753.25              10,043.95
 1/31/06             11,156.20              11,038.03              10,074.42
 2/28/06             11,108.49              11,067.98              10,104.89
 3/31/06             11,285.24              11,205.75              10,132.31
 4/30/06             11,412.27              11,356.22              10,163.01
 5/31/06             11,150.67              11,029.37              10,203.95
 6/30/06             11,138.94              11,044.32              10,237.82
 7/31/06             11,175.97              11,112.45              10,268.81
 8/31/06             11,373.16              11,376.85              10,310.14
 9/30/06             11,498.50              11,670.03              10,344.23
10/31/06             11,802.06              12,050.31              10,385.98
11/30/06             12,066.02              12,279.46              10,521.68
12/31/06             12,187.09              12,451.71              10,555.63
 1/31/07             12,331.83              12,640.03              10,692.86
 2/28/07             12,283.67              12,392.80              10,471.19
 3/31/07             12,399.00              12,531.41              10,537.71
 4/30/07             12,785.79              13,086.50              10,876.27
 5/31/07             13,073.50              13,543.15              11,204.26
 6/30/07             13,014.20              13,318.15              11,142.87
 7/31/07             12,882.48              12,905.23              11,005.04
 8/31/07             12,873.74              13,098.68              11,111.06
 9/30/07             13,381.17              13,588.55              11,428.12
10/31/07             13,737.37              13,804.70              11,523.97
11/30/07             13,412.18              13,227.57              11,172.50
12/31/07             13,353.40              13,135.81              11,051.97
 1/31/08             12,919.38              12,347.90              10,780.68
 2/29/08             12,837.69              11,946.77              10,698.12
 3/31/08             12,666.94              11,895.18              10,655.48
 4/30/08             13,124.02              12,474.52              11,022.50
 5/31/08             13,331.89              12,636.09              11,271.13
 6/30/08             12,733.00              11,570.83              10,853.18
 7/31/08             12,492.21              11,473.56              10,805.73
 8/31/08             12,449.51              11,639.52              10,948.07
 9/30/08             11,283.16              10,602.35              10,214.35
10/31/08              9,548.04               8,821.71               8,977.69
11/30/08              9,010.17               8,188.71               8,537.72
12/31/08              9,344.88               8,275.84               8,729.62
 1/31/09              8,948.31               7,578.30               8,245.31
 2/28/09              8,344.66               6,771.38               7,724.68
 3/31/09              8,897.56               7,364.52               8,045.34
 4/30/09              9,610.14               8,069.37               8,385.12
 5/31/09             10,222.11               8,520.72               8,809.83
 6/30/09             10,054.33               8,537.62               8,755.23
 7/31/09             10,872.60               9,183.38               9,095.24
 8/31/09             11,137.50               9,514.94               9,228.81
 9/30/09             11,609.76               9,870.00               9,400.03
10/31/09             11,428.59               9,686.64               9,351.45
11/30/09             11,916.10              10,267.68               9,655.07
12/31/09             12,070.54              10,466.00               9,798.67
 1/31/10             11,755.01              10,089.50               9,626.55
 2/28/10             11,958.61              10,402.05               9,798.67
 3/31/10             12,542.39              11,029.76              10,044.54
 4/30/10             12,733.39              11,203.89              10,056.85
 5/31/10             12,001.09              10,309.25               9,761.43
 6/30/10             11,610.53               9,769.58               9,379.83
 7/31/10             12,234.31              10,454.07               9,773.74
 8/31/10             11,943.20               9,982.13               9,441.38
 9/30/10             12,702.36              10,872.98               9,995.31
10/31/10             13,120.98              11,286.69              10,130.71
11/30/10             13,110.82              11,288.13              10,044.54
12/31/10             13,628.89              12,042.54              10,289.47
 1/31/11             13,913.64              12,327.96              10,400.50
 2/28/11             14,194.55              12,750.31              10,597.90
 3/31/11             14,259.07              12,755.38              10,647.25
 4/30/11             14,663.53              13,133.13              10,832.32
 5/31/11             14,536.36              12,984.47              10,770.63
 6/30/11             14,324.65              12,768.03              10,721.28
 7/31/11             14,209.16              12,508.40              10,585.57
 8/31/11             13,587.26              11,828.92              10,055.05
 9/30/11             12,674.89              10,997.36               9,635.58
10/31/11             13,727.93              12,199.29              10,129.08
11/30/11             13,517.98              12,172.34              10,289.47
12/31/11             13,471.21              12,296.85              10,182.31

                                   [END CHART]

           *Data from 1/31/05 to 12/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Lipper Flexible Portfolio Funds Index and the S&P 500 Index is calculated from the end of the month, January 31, 2005, while the Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference. It is not possible to invest directly in an index.

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8  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                      TOP 10 COMMON STOCK POSITIONS -- LONG
                                 AS OF 12/31/11
                                (% of Net Assets)

Marathon Oil Corp. ........................................................ 0.3%
Public Storage ............................................................ 0.3%
Rayonier, Inc. ............................................................ 0.3%
Philip Morris International, Inc. ......................................... 0.3%
Telephone & Data Systems, Inc. ............................................ 0.3%
Ameren Corp. .............................................................. 0.3%
UnitedHealth Group, Inc. .................................................. 0.3%
Applied Materials, Inc. ................................................... 0.3%
Pfizer, Inc. .............................................................. 0.3%
Aetna, Inc. ............................................................... 0.3%

                     TOP 10 COMMON STOCK POSITIONS -- SHORT
                                 AS OF 12/31/11
                                (% of Net Assets)

DISH Network Corp. "A" .................................................... 0.3%
NextEra Energy, Inc. ...................................................... 0.3%
General Electric Co. ...................................................... 0.3%
D.R. Horton, Inc. ......................................................... 0.3%
Darden Restaurants, Inc. .................................................. 0.3%
Spectra Energy Corp. ...................................................... 0.3%
Praxair, Inc. ............................................................. 0.3%
Coca.Cola Co. ............................................................. 0.3%
Becton, Dickinson and Co. ................................................. 0.3%
Laboratory Corp. of America Holdings ...................................... 0.3%

You will find a complete list of securities that the Fund owns on pages 15-31.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     SECTORS -- LONG COMMON STOCK POSITIONS
                                 AS OF 12/31/11
                                (% of Net Assets)

Financials ................................................................ 3.4%
Health Care ............................................................... 3.3%
Consumer Discretionary .................................................... 3.0%
Information Technology .................................................... 3.0%
Industrials ............................................................... 2.4%
Energy .................................................................... 2.2%
Consumer Staples .......................................................... 2.1%
Materials ................................................................. 1.2%
Utilities ................................................................. 0.7%
Telecommunication Services ................................................ 0.4%

                     SECTORS -- SHORT COMMON STOCK POSITIONS
                                 AS OF 12/31/11
                                (% of Net Assets)

Consumer Discretionary .................................................... 3.6%
Financials ................................................................ 3.0%
Health Care ............................................................... 2.7%
Industrials ............................................................... 2.6%
Information Technology .................................................... 2.5%
Consumer Staples .......................................................... 2.3%
Energy .................................................................... 2.2%
Materials ................................................................. 1.5%
Telecommunication Services ................................................ 0.7%
Utilities ................................................................. 0.5%

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                ASSET ALLOCATION
                                 AS OF 12/31/11
                                (% of Net Assets)

Stocks -- Long ..........................................................  21.7%
Exchange-Traded Funds* ..................................................  72.2%
Money Market Instruments ................................................   5.5%
Stocks -- Short ......................................................... -21.6%
Purchased Options .......................................................   0.4%
Written Options .........................................................  -0.1%

*Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund participates in exemptive orders held by certain ETFs that allow the Fund to invest in these ETFs above the level permitted under the investment Act of 1940.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                 VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393              63,843,596
Daniel S. McNamara                     6,665,041,690              59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396              51,200,593
Michael F. Reimherr                    6,655,017,938              69,637,051
Paul L. McNamara                       6,652,482,258              72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137              74,534,852

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2011, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  13

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TOTAL RETURN STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Total Return Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Total Return Strategy Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2012

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2011

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            LONG POSITIONS (99.4%)

            COMMON STOCKS (21.7%)(a)

            CONSUMER DISCRETIONARY (3.0%)
            ----------------------------
            ADVERTISING (0.1%)
   11,200   Interpublic Group of Companies, Inc.                        $    109
                                                                        --------
            APPAREL RETAIL (0.4%)
    1,700   DSW, Inc. "A"                                                     75
   10,100   Foot Locker, Inc.                                                241
    9,700   Gap, Inc.                                                        180
                                                                        --------
                                                                             496
                                                                        --------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    1,300   PVH Corp.                                                         92
    1,700   VF Corp.                                                         216
                                                                        --------
                                                                             308
                                                                        --------
            AUTO PARTS & EQUIPMENT (0.1%)
    3,200   TRW Automotive Holdings Corp.*                                   104
                                                                        --------
            BROADCASTING (0.1%)
    6,600   CBS Corp. "B"                                                    179
                                                                        --------
            COMPUTER & ELECTRONICS RETAIL (0.3%)
   14,200   Best Buy Co., Inc.                                               332
    8,200   RadioShack Corp.                                                  80
                                                                        --------
                                                                             412
                                                                        --------
            CONSUMER ELECTRONICS (0.3%)
    8,100   Garmin Ltd.                                                      322
                                                                        --------
            DEPARTMENT STORES (0.2%)
    4,100   Macy's, Inc.                                                     132
    3,500   Sears Holdings Corp.*                                            111
                                                                        --------
                                                                             243
                                                                        --------
            HOMEFURNISHING RETAIL (0.2%)
    7,500   Aaron's, Inc.                                                    200
                                                                        --------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    4,000   Wyndham Worldwide Corp.                                          151
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HOUSEHOLD APPLIANCES (0.2%)
    4,700   Whirlpool Corp.                                             $    223
                                                                        --------
            MOVIES & ENTERTAINMENT (0.3%)
   11,500   News Corp. "A"                                                   205
    5,000   Viacom, Inc. "B"                                                 227
                                                                        --------
                                                                             432
                                                                        --------
            RESTAURANTS (0.3%)
    4,000   Brinker International, Inc.                                      107
    5,300   Starbucks Corp.                                                  244
                                                                        --------
                                                                             351
                                                                        --------
            SPECIALTY STORES (0.1%)
    2,800   PetSmart, Inc.                                                   144
                                                                        --------
            TIRES & RUBBER (0.1%)
   12,400   Goodyear Tire & Rubber Co.*                                      176
                                                                        --------
            Total Consumer Discretionary                                   3,850
                                                                        --------
            CONSUMER STAPLES (2.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
   10,500   Archer-Daniels-Midland Co.                                       300
    3,200   Bunge Ltd.                                                       183
    3,000   Corn Products International, Inc.                                158
                                                                        --------
                                                                             641
                                                                        --------
            BREWERS (0.1%)
    3,500   Molson Coors Brewing Co. "B"                                     153
                                                                        --------
            DRUG RETAIL (0.2%)
    5,200   CVS Caremark Corp.                                               212
                                                                        --------
            PACKAGED FOODS & MEAT (1.0%)
   13,400   Dean Foods Co.*                                                  150
    6,500   Hormel Foods Corp.                                               191
    9,000   Kraft Foods, Inc. "A"                                            336
   10,600   Smithfield Foods, Inc.*                                          257
   16,100   Tyson Foods, Inc. "A"                                            332
                                                                        --------
                                                                           1,266
                                                                        --------
            TOBACCO (0.3%)
    4,400   Philip Morris International, Inc.                                345
                                                                        --------
            Total Consumer Staples                                         2,617
                                                                        --------
            ENERGY (2.2%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    5,300   Alpha Natural Resources, Inc.*                                   108
                                                                        --------

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (1.0%)
    3,100   Chevron Corp.                                               $    330
    4,500   ConocoPhillips                                                   328
    4,800   Hess Corp.                                                       272
    5,000   Murphy Oil Corp.                                                 279
                                                                        --------
                                                                           1,209
                                                                        --------
            OIL & GAS DRILLING (0.2%)
    4,500   Helmerich & Payne, Inc.                                          263
                                                                        --------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    3,100   National-Oilwell Varco, Inc.                                     211
    2,400   Seacor Holdings, Inc.*                                           213
                                                                        --------
                                                                             424
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    8,100   Denbury Resources, Inc.*                                         123
   12,000   Marathon Oil Corp.                                               351
                                                                        --------
                                                                             474
                                                                        --------
            OIL & GAS REFINING & MARKETING (0.2%)
    7,200   Tesoro Corp.*                                                    168
    5,800   Valero Energy Corp.                                              122
                                                                        --------
                                                                             290
                                                                        --------
            Total Energy                                                   2,768
                                                                        --------
            FINANCIALS (3.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    5,100   Ares Capital Corp.                                                79
    5,700   State Street Corp.                                               229
                                                                        --------
                                                                             308
                                                                        --------
            CONSUMER FINANCE (0.1%)
    3,800   Capital One Financial Corp.                                      161
                                                                        --------
            DIVERSIFIED BANKS (0.2%)
    7,300   Comerica, Inc.                                                   188
                                                                        --------
            LIFE & HEALTH INSURANCE (0.1%)
    4,300   Torchmark Corp.                                                  187
                                                                        --------
            MULTI-LINE INSURANCE (0.1%)
    4,000   Assurant, Inc.                                                   164
                                                                        --------
            PROPERTY & CASUALTY INSURANCE (0.2%)
    5,800   Cincinnati Financial Corp.                                       177
    6,500   Fidelity National Financial, Inc. "A"                            103
                                                                        --------
                                                                             280
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            REGIONAL BANKS (0.5%)
    2,800   Bank of Hawaii Corp.                                        $    125
   36,700   KeyCorp                                                          282
   15,600   Zions Bancorp.                                                   254
                                                                        --------
                                                                             661
                                                                        --------
            REINSURANCE (0.5%)
    3,500   Arch Capital Group Ltd.*                                         130
    3,300   PartnerRe Ltd.                                                   212
    8,300   Validus Holdings Ltd.                                            262
                                                                        --------
                                                                             604
                                                                        --------
            REITs - OFFICE (0.1%)
    3,100   Mack-Cali Realty Corp.                                            83
                                                                        --------
            REITs - RETAIL (0.1%)
    2,200   Realty Income Corp.                                               77
                                                                        --------
            REITs - SPECIALIZED (1.0%)
   10,600   Hospitality Properties Trust                                     244
    2,600   Public Storage                                                   350
    7,850   Rayonier, Inc.                                                   350
   14,900   Weyerhaeuser Co.                                                 278
                                                                        --------
                                                                           1,222
                                                                        --------
            SPECIALIZED FINANCE (0.3%)
    2,100   IntercontinentalExchange, Inc.*                                  253
    6,900   NASDAQ OMX Group, Inc.*                                          169
                                                                        --------
                                                                             422
                                                                        --------
            Total Financials                                               4,357
                                                                        --------
            HEALTH CARE (3.3%)
            ------------------
            HEALTH CARE DISTRIBUTORS (0.4%)
    4,300   AmerisourceBergen Corp.                                          160
    3,700   Cardinal Health, Inc.                                            150
    2,200   McKesson Corp.                                                   172
                                                                        --------
                                                                             482
                                                                        --------
            HEALTH CARE EQUIPMENT (0.2%)
    7,200   Medtronic, Inc.                                                  275
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    5,000   Life Technologies Corp.*                                         194
    3,800   PerkinElmer, Inc.                                                 76
                                                                        --------
                                                                             270
                                                                        --------
            MANAGED HEALTH CARE (1.5%)
    8,000   Aetna, Inc.                                                      337
    3,600   Amerigroup Corp.*                                                213

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    1,800   CIGNA Corp.                                                 $     76
   10,800   Health Net, Inc.*                                                328
    3,800   Humana, Inc.                                                     333
    6,700   UnitedHealth Group, Inc.                                         340
    4,800   WellPoint, Inc.                                                  318
                                                                        --------
                                                                           1,945
                                                                        --------
            PHARMACEUTICALS (1.0%)
    4,100   Bristol-Myers Squibb Co.                                         144
    8,100   Eli Lilly and Co.                                                337
    5,400   Forest Laboratories, Inc.*                                       163
    6,200   Merck & Co., Inc.                                                234
   15,600   Pfizer, Inc.                                                     338
                                                                        --------
                                                                           1,216
                                                                        --------
            Total Health Care                                              4,188
                                                                        --------
            INDUSTRIALS (2.4%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
    4,800   General Dynamics Corp.                                           319
    5,500   Northrop Grumman Corp.                                           321
                                                                        --------
                                                                             640
                                                                        --------
            AIRLINES (0.1%)
   10,900   Southwest Airlines Co.                                            93
                                                                        --------
            CONSTRUCTION & ENGINEERING (0.3%)
    3,600   Chicago Bridge & Iron Co.                                        136
    5,400   URS Corp.*                                                       190
                                                                        --------
                                                                             326
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    6,000   AGCO Corp.*                                                      258
                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    2,200   Rockwell Automation, Inc.                                        161
                                                                        --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
    3,600   Manpower, Inc.                                                   129
    5,600   Robert Half International, Inc.                                  159
    2,100   Towers Watson & Co. "A"                                          126
                                                                        --------
                                                                             414
                                                                        --------
            INDUSTRIAL MACHINERY (0.4%)
    3,000   Parker-Hannifin Corp.                                            229
    4,800   Timken Co.                                                       186
                                                                        --------
                                                                             415
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
    1,600   W.W. Grainger, Inc.                                         $    299
    1,600   WESCO International, Inc.*                                        85
                                                                        --------
                                                                             384
                                                                        --------
            TRUCKING (0.2%)
    3,900   Landstar System, Inc.                                            187
    1,900   Ryder System, Inc.                                               101
                                                                        --------
                                                                             288
                                                                        --------
            Total Industrials                                              2,979
                                                                        --------
            INFORMATION TECHNOLOGY (3.0%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
    1,200   ANSYS, Inc.*                                                      69
                                                                        --------
            COMMUNICATIONS EQUIPMENT (0.1%)
    5,700   EchoStar Corp. "A"*                                              119
                                                                        --------
            COMPUTER HARDWARE (0.2%)
   16,600   Dell, Inc.*                                                      243
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
    9,600   Western Digital Corp.*                                           297
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    4,900   Computer Sciences Corp.                                          116
    2,700   Fiserv, Inc.*                                                    159
    4,500   Global Payments, Inc.                                            213
    7,600   Total System Services, Inc.                                      149
                                                                        --------
                                                                             637
                                                                        --------
            ELECTRONIC COMPONENTS (0.1%)
   13,200   Vishay Intertechnology, Inc.*                                    119
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    8,900   Jabil Circuit, Inc.                                              175
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
   20,700   Activision Blizzard, Inc.                                        255
                                                                        --------
            INTERNET SOFTWARE & SERVICES (0.4%)
   17,300   AOL, Inc.*                                                       261
    4,600   IAC/InterActiveCorp.                                             196
                                                                        --------
                                                                             457
                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.3%)
    1,700   International Business Machines Corp.                            313
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (0.3%)
   31,800   Applied Materials, Inc.                                          340
                                                                        --------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SEMICONDUCTORS (0.3%)
   42,100   Micron Technology, Inc.*                                    $    265
   12,300   NVIDIA Corp.*                                                    170
                                                                        --------
                                                                             435
                                                                        --------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    2,500   Arrow Electronics, Inc.*                                          94
    4,000   Avnet, Inc.*                                                     124
    1,600   Tech Data Corp.*                                                  79
                                                                        --------
                                                                             297
                                                                        --------
            Total Information Technology                                   3,756
                                                                        --------
            MATERIALS (1.2%)
            ----------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    1,900   CF Industries Holdings, Inc.                                     276
    3,000   Monsanto Co.                                                     210
                                                                        --------
                                                                             486
                                                                        --------
            PAPER PACKAGING (0.1%)
    6,500   Sealed Air Corp.                                                 112
                                                                        --------
            PAPER PRODUCTS (0.4%)
    3,600   Domtar Corp.                                                     288
    5,600   International Paper Co.                                          166
                                                                        --------
                                                                             454
                                                                        --------
            SPECIALTY CHEMICALS (0.3%)
    4,600   LyondellBasell Industries N.V. "A"                               149
    2,700   Valspar Corp.                                                    105
    3,700   W.R. Grace & Co.*                                                170
                                                                        --------
                                                                             424
                                                                        --------
            Total Materials                                                1,476
                                                                        --------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   13,200   Telephone & Data Systems, Inc.                                   342
    2,800   U.S. Cellular Corp.*                                             122
                                                                        --------
            Total Telecommunication Services                                 464
                                                                        --------
            UTILITIES (0.7%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
    5,600   Pepco Holdings, Inc.                                             114
    3,000   Weststar Energy, Inc.                                             86
                                                                        --------
                                                                             200
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    9,900   NRG Energy, Inc.*                                           $    179
                                                                        --------
            MULTI-UTILITIES (0.3%)
   10,300   Ameren Corp.                                                     341
                                                                        --------
            WATER UTILITIES (0.1%)
    4,200   American Water Works Co., Inc.                                   134
                                                                        --------
            Total Utilities                                                  854
                                                                        --------
            Total Common Stocks (cost: $26,113)                           27,309
                                                                        --------
            EXCHANGE-TRADED FUNDS (72.2%)

            DOMESTIC EXCHANGE-TRADED FUNDS (55.7%)
   36,619   Energy Select Sector SPDR Fund                                 2,532
   85,897   iShares Barclays 20+ Year Treasury Bond Fund                  10,415
  389,495   SPDR S&P 500 ETF Trust(b)                                     48,882
   54,100   Vanguard Energy ETF(b)                                         5,454
   47,311   Vanguard Information Technology ETF                            2,903
                                                                        --------
                                                                          70,186
                                                                        --------
            FOREIGN EXCHANGE-TRADED FUNDS (16.5%)
  197,847   iShares MSCI Germany Index Fund(b)                             3,803
  444,287   Vanguard MSCI Emerging Markets ETF(b)                         16,976
                                                                        --------
                                                                          20,779
                                                                        --------
            Total Exchange-Traded Funds (cost: $88,132)                   90,965
                                                                        --------
            MONEY MARKET INSTRUMENTS (5.5%)

            MONEY MARKET FUNDS (5.5%)
6,875,961   State Street Institutional Liquid Reserve Fund, 0.15%(c)
              (cost: $6,876)                                               6,876
                                                                        --------
            Total Long Positions (cost: $121,121)                        125,150
                                                                        --------

            TOTAL INVESTMENTS (COST: $121,121)                          $125,150
                                                                        ========
            SHORT POSITIONS (21.6%)

            COMMON STOCKS (21.6%)

            CONSUMER DISCRETIONARY (3.6%)
            -----------------------------
            APPAREL RETAIL (0.3%)
    4,600   Guess?, Inc.                                                     137
    9,300   Urban Outfitters, Inc.*                                          256
                                                                        --------
                                                                             393
                                                                        --------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    3,200   Under Armour, Inc. "A"*                                          230
                                                                        --------

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT (0.2%)
    2,500   Gentex Corp.                                                $     74
    5,200   Johnson Controls, Inc.                                           163
                                                                        --------
                                                                             237
                                                                        --------
            AUTOMOBILE MANUFACTURERS (0.2%)
   24,200   Ford Motor Co.*                                                  260
                                                                        --------
            AUTOMOTIVE RETAIL (0.4%)
      700   AutoZone, Inc.*                                                  227
    7,500   CarMax, Inc.*                                                    229
                                                                        --------
                                                                             456
                                                                        --------
            CABLE & SATELLITE (0.6%)
   13,200   Cablevision Systems Corp. "A"                                    188
   12,700   DISH Network Corp. "A"                                           362
    3,200   Time Warner Cable, Inc.                                          203
                                                                        --------
                                                                             753
                                                                        --------
            CASINOS & GAMING (0.1%)
    5,000   WMS Industries, Inc.*                                            103
                                                                        --------
            DEPARTMENT STORES (0.3%)
    4,000   Kohl's Corp.                                                     197
    3,400   Nordstrom, Inc.                                                  169
                                                                        --------
                                                                             366
                                                                        --------
            EDUCATION SERVICES (0.2%)
    5,700   DeVry, Inc.                                                      219
                                                                        --------
            HOMEBUILDING (0.5%)
   27,300   D.R. Horton, Inc.                                                344
   13,300   Lennar Corp. "A"                                                 262
                                                                        --------
                                                                             606
                                                                        --------
            INTERNET RETAIL (0.1%)
    1,000   Amazon.com, Inc.*                                                173
                                                                        --------
            LEISURE PRODUCTS (0.1%)
    5,400   Hasbro, Inc.                                                     172
                                                                        --------
            MOVIES & ENTERTAINMENT (0.1%)
   10,900   DreamWorks Animation SKG, Inc. "A"*                              181
                                                                        --------
            RESTAURANTS (0.3%)
    7,500   Darden Restaurants, Inc.                                         342
                                                                        --------
            Total Consumer Discretionary                                   4,491
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSUMER STAPLES (2.3%)
            -----------------------
            DISTILLERS & VINTNERS (0.1%)
    2,600   Beam, Inc.                                                  $    133
                                                                        --------
            DRUG RETAIL (0.1%)
    4,600   Walgreen Co.                                                     152
                                                                        --------
            FOOD DISTRIBUTORS (0.3%)
   10,600   Sysco Corp.                                                      311
                                                                        --------
            HOUSEHOLD PRODUCTS (0.1%)
    2,400   Procter & Gamble Co.                                             160
                                                                        --------
            PACKAGED FOODS & MEAT (0.8%)
    8,100   General Mills, Inc.                                              327
    4,300   H.J. Heinz Co.                                                   233
    6,600   Kellogg Co.                                                      334
    2,100   Mead Johnson Nutrition Co.                                       144
                                                                        --------
                                                                           1,038
                                                                        --------
            PERSONAL PRODUCTS (0.2%)
    6,500   Avon Products, Inc.                                              114
    2,400   Herbalife Ltd.                                                   124
                                                                        --------
                                                                             238
                                                                        --------
            SOFT DRINKS (0.5%)
    4,800   Coca-Cola Co.                                                    336
    5,000   PepsiCo, Inc.                                                    332
                                                                        --------
                                                                             668
                                                                        --------
            TOBACCO (0.2%)
    2,100   Lorillard, Inc.                                                  239
                                                                        --------
            Total Consumer Staples                                         2,939
                                                                        --------
            ENERGY (2.2%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    1,300   Exxon Mobil Corp.                                                110
                                                                        --------
            OIL & GAS DRILLING (0.2%)
    8,800   Rowan Companies, Inc.*                                           267
                                                                        --------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    3,200   FMC Technologies, Inc.*                                          167
    4,200   Tidewater, Inc.                                                  207
                                                                        --------
                                                                             374
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    4,400   Cabot Oil & Gas Corp.                                            334
    1,000   Concho Resources, Inc.*                                           94

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    2,400   Continental Resources, Inc.*                                $    160
    1,500   Pioneer Natural Resources Co.                                    134
   19,500   SandRidge Energy, Inc.*                                          159
    2,500   St. Mary Land & Exploration Co.                                  183
    2,600   Ultra Petroleum Corp.*                                            77
                                                                        --------
                                                                           1,141
                                                                        --------
            OIL & GAS STORAGE & TRANSPORTATION (0.7%)
   12,200   El Paso Corp.                                                    324
    3,900   Southern Union Co.                                               164
   11,100   Spectra Energy Corp.                                             342
                                                                        --------
                                                                             830
                                                                        --------
            Total Energy                                                   2,722
                                                                        --------
            FINANCIALS (3.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    5,100   Ameriprise Financial, Inc.                                       253
    4,300   Waddell & Reed Financial, Inc. "A"                               107
                                                                        --------
                                                                             360
                                                                        --------
            INVESTMENT BANKING & BROKERAGE (0.2%)
    2,000   Goldman Sachs Group, Inc.                                        181
    3,300   Raymond James Financial, Inc.                                    102
                                                                        --------
                                                                             283
                                                                        --------
            LIFE & HEALTH INSURANCE (0.3%)
    8,400   Principal Financial Group, Inc.                                  207
    4,200   Prudential Financial, Inc.                                       210
                                                                        --------
                                                                             417
                                                                        --------
            MULTI-LINE INSURANCE (0.1%)
    3,600   American International Group, Inc.*                               83
    4,800   Hartford Financial Services Group, Inc.                           78
                                                                        --------
                                                                             161
                                                                        --------
            REGIONAL BANKS (0.3%)
    2,100   M&T Bank Corp.                                                   160
   20,900   TCF Financial Corp.                                              216
                                                                        --------
                                                                             376
                                                                        --------
            REINSURANCE (0.2%)
    3,100   RenaissanceRe Holdings Ltd.                                      230
                                                                        --------
            REITs - MORTGAGE (0.3%)
   19,800   Annaly Capital Management, Inc.                                  316
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            REITs - OFFICE (0.3%)
    2,800   Boston Properties, Inc.                                     $    279
    5,900   Corporate Office Properties Trust                                125
                                                                        --------
                                                                             404
                                                                        --------
            REITs - RESIDENTIAL (0.4%)
    7,000   Apartment Investment & Management Co. "A"                        160
    2,300   AvalonBay Communities, Inc.                                      301
    1,700   BRE Properties, Inc.                                              86
                                                                        --------
                                                                             547
                                                                        --------
            REITs - RETAIL (0.3%)
    9,000   General Growth Properties                                        135
    2,400   Macerich Co.                                                     122
    1,900   Taubman Centers, Inc.                                            118
                                                                        --------
                                                                             375
                                                                        --------
            THRIFTS & MORTGAGE FINANCE (0.3%)
   32,300   Hudson City Bancorp, Inc.                                        202
   11,800   New York Community Bancorp, Inc.                                 146
                                                                        --------
                                                                             348
                                                                        --------
            Total Financials                                               3,817
                                                                        --------
            HEALTH CARE (2.7%)
            ------------------
            BIOTECHNOLOGY (0.5%)
    6,300   BioMarin Pharmaceutical, Inc.*                                   217
   14,200   Human Genome Sciences, Inc.*                                     105
    1,000   Pharmasset, Inc.*                                                128
    3,300   Regeneron Pharmaceuticals, Inc.*                                 183
                                                                        --------
                                                                             633
                                                                        --------
            HEALTH CARE DISTRIBUTORS (0.3%)
    2,400   Henry Schein, Inc.*                                              155
    7,200   Patterson Companies, Inc.                                        212
                                                                        --------
                                                                             367
                                                                        --------
            HEALTH CARE EQUIPMENT (0.6%)
    4,500   Becton, Dickinson and Co.                                        336
    4,400   Edwards Lifesciences Corp.*                                      311
    2,400   Gen-Probe, Inc.*                                                 142
                                                                        --------
                                                                             789
                                                                        --------
            HEALTH CARE FACILITIES (0.3%)
    3,100   HCA Holdings, Inc.*                                               68
    4,500   Universal Health Services, Inc. "B"                              175
    9,000   VCA Antech, Inc.*                                                178
                                                                        --------
                                                                             421
                                                                        --------

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE SERVICES (0.6%)
    3,500   Catalyst Health Solutions, Inc.*                            $    182
    5,100   Express Scripts, Inc.*                                           228
    3,900   Laboratory Corp. of America Holdings*                            335
                                                                        --------
                                                                             745
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
    1,600   Covance, Inc.*                                                    73
    4,000   Waters Corp.*                                                    297
                                                                        --------
                                                                             370
                                                                        --------
            PHARMACEUTICALS (0.1%)
    3,600   Hospira, Inc.*                                                   109
                                                                        --------
            Total Health Care                                              3,434
                                                                        --------
            INDUSTRIALS (2.6%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
    5,600   Rockwell Collins, Inc.                                           310
    6,100   Spirit AeroSystems Holdings, Inc. "A"*                           127
                                                                        --------
                                                                             437
                                                                        --------
            AIR FREIGHT & LOGISTICS (0.4%)
    3,000   C.H. Robinson Worldwide, Inc.                                    209
    7,000   Expeditors International of Washington, Inc.                     287
                                                                        --------
                                                                             496
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    2,000   Cummins, Inc.                                                    176
    2,700   Navistar International Corp.*                                    102
                                                                        --------
                                                                             278
                                                                        --------
            DIVERSIFIED SUPPORT SERVICES (0.2%)
    6,100   Iron Mountain, Inc.                                              188
                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    3,900   Cooper Industries plc                                            211
    2,600   Emerson Electric Co.                                             121
    2,100   Polypore International, Inc.*                                     93
                                                                        --------
                                                                             425
                                                                        --------
            INDUSTRIAL CONGLOMERATES (0.5%)
    4,000   3M Co.                                                           327
   19,300   General Electric Co.                                             346
                                                                        --------
                                                                             673
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.3%)
    5,400   Illinois Tool Works, Inc.                                   $    252
    4,700   Pentair, Inc.                                                    157
                                                                        --------
                                                                             409
                                                                        --------
            OFFICE SERVICES & SUPPLIES (0.1%)
    3,500   Avery Dennison Corp.                                             100
                                                                        --------
            RAILROADS (0.1%)
    2,300   Norfolk Southern Corp.                                           167
                                                                        --------
            RESEARCH & CONSULTING SERVICES (0.1%)
    1,800   Dun & Bradstreet Corp.                                           135
                                                                        --------
            Total Industrials                                              3,308
                                                                        --------
            INFORMATION TECHNOLOGY (2.5%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
   11,400   Adobe Systems, Inc.*                                             322
    1,100   Salesforce.com, Inc.*                                            112
                                                                        --------
                                                                             434
                                                                        --------
            COMMUNICATIONS EQUIPMENT (0.2%)
    2,900   Acme Packet, Inc.*                                                90
    7,200   Polycom, Inc.*                                                   117
                                                                        --------
                                                                             207
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    9,600   Fidelity National Information Services, Inc.                     255
                                                                        --------
            ELECTRONIC COMPONENTS (0.3%)
    7,000   Amphenol Corp. "A"                                               318
    9,800   Corning, Inc.                                                    127
                                                                        --------
                                                                             445
                                                                        --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    6,300   FLIR Systems, Inc.                                               158
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,900   IPG Photonics Corp.*                                              64
                                                                        --------
            INTERNET SOFTWARE & SERVICES (0.2%)
    1,200   Equinix, Inc.*                                                   122
    3,700   WebMD Health Corp.*                                              139
                                                                        --------
                                                                             261
                                                                        --------

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            IT CONSULTING & OTHER SERVICES (0.1%)
    3,400   Amdocs Ltd.*                                                $     97
                                                                        --------
            SEMICONDUCTORS (0.8%)
    5,100   Analog Devices, Inc.                                             183
   26,500   Atmel Corp.*                                                     215
    7,300   Intersil Corp. "A"                                                76
    6,700   Linear Technology Corp.                                          201
    9,200   Marvell Technology Group Ltd.*                                   127
    4,700   Silicon Laboratories, Inc.*                                      204
                                                                        --------
                                                                           1,006
                                                                        --------
            SYSTEMS SOFTWARE (0.2%)
    4,600   Fortinet, Inc.*                                                  100
    3,300   Red Hat, Inc.*                                                   136
                                                                        --------
                                                                             236
                                                                        --------
            Total Information Technology                                   3,163
                                                                        --------
            MATERIALS (1.5%)
            ----------------
            DIVERSIFIED CHEMICALS (0.2%)
    4,700   E.I. du Pont de Nemours & Co.                                    215
                                                                        --------
            INDUSTRIAL GASES (0.5%)
    3,000   Air Products & Chemicals, Inc.                                   256
    3,200   Praxair, Inc.                                                    342
                                                                        --------
                                                                             598
                                                                        --------
            METAL & GLASS CONTAINERS (0.3%)
    6,100   Ball Corp.                                                       218
    5,400   Crown Holdings, Inc.*                                            181
                                                                        --------
                                                                             399
                                                                        --------
            PAPER PACKAGING (0.2%)
    5,000   Bemis Co., Inc.                                                  150
    4,800   Temple-Inland, Inc.                                              152
                                                                        --------
                                                                             302
                                                                        --------
            SPECIALTY CHEMICALS (0.3%)
    6,100   International Flavors & Fragrances, Inc.                         320
                                                                        --------
            Total Materials                                                1,834
                                                                        --------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   28,300   Windstream Corp.                                                 332
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    3,500   American Tower Corp. "A"*                                   $    210
    7,300   SBA Communications Corp. "A"*                                    314
                                                                        --------
                                                                             524
                                                                        --------
            Total Telecommunication Services                                 856
                                                                        --------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
    5,700   NextEra Energy, Inc.                                             347
   10,300   PPL Corp.                                                        303
                                                                        --------
            Total Utilities                                                  650
                                                                        --------
            Total Common Stocks (proceeds: $27,526)                       27,214
                                                                        --------

            TOTAL SHORT POSITIONS (PROCEEDS: $27,526)                   $ 27,214
                                                                        ========

--------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
--------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.4%)
      700   Put - iShares MSCI EAFE Index expiring February 18,
              2012 at 45                                                      52
    4,400   Put - iShares MSCI Emerging Markets Index expiring
              January 21, 2012 at 37                                         308
      478   Put - S&P 500 Index expiring January 21, 2012 at 1,150           153
                                                                        --------
            TOTAL PURCHASED OPTIONS (COST: $2,397)                      $    513
                                                                        ========
            WRITTEN OPTIONS (0.1%)
     (300)  Call - iShares MSCI EAFE Index expiring January 21,
              2012 at 50                                                     (28)
      (50)  Call - S&P 500 Index expiring January 21, 2012 at 1,250     $   (139)
                                                                        --------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $220)             $   (167)
                                                                        ========

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                       (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                   QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                               IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS               INPUTS           INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Long Positions:
  Common Stocks                         $ 27,309                   $-               $-        $ 27,309
  Exchange-Traded Funds                   90,965                    -                -          90,965
  Money Market Instruments                 6,876                    -                -           6,876

Purchased Options                            513                    -                -             513
------------------------------------------------------------------------------------------------------
Total                                   $125,663                   $-               $-        $125,663
------------------------------------------------------------------------------------------------------

                                       (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                   QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                               IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
LIABILITIES            FOR IDENTICAL LIABILITIES               INPUTS           INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Short Positions:
  Common Stocks                        $(27,214)                   $-               $-        $(27,214)

Written Options                            (167)                    -                -            (167)
------------------------------------------------------------------------------------------------------
Total                                  $(27,381)                   $-               $-        $(27,381)
------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.5% of net assets at December 31, 2011.

  The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o SPECIFIC NOTES

  (a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.

  (b) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at December 31, 2011.

  (c) Rate represents the money market fund annualized seven-day yield at December 31, 2011.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2011

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $121,121)         $125,150
  Purchased options, at market value (cost of $2,397)                        513
  Cash                                                                       173
  Deposits with broker for securities sold short                          27,417
  Receivables:
     Capital shares sold                                                     137
     Dividends and interest                                                  360
                                                                        --------
        Total assets                                                     153,750
                                                                        --------
LIABILITIES
  Payables:
     Dividends for securities sold short                                      65
     Securities purchased                                                    160
     Capital shares redeemed                                                 102
     Securities sold short, at market value (proceeds of $27,526)         27,214
  Written options, at market value (premiums received of $220)               167
  Accrued management fees                                                     63
  Accrued transfer agent's fees                                                5
  Other accrued expenses and payables                                         79
                                                                        --------
        Total liabilities                                                 27,855
                                                                        --------
           Net assets applicable to capital shares outstanding          $125,895
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $168,285
  Accumulated undistributed net investment income                             83
  Accumulated net realized loss on investments, securities
     sold short, and options                                             (44,983)
  Net unrealized appreciation of investments, securities
     sold short, and options                                               2,510
                                                                        --------
           Net assets applicable to capital shares outstanding          $125,895
                                                                        ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                             15,269
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   8.24
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $4)                       $ 2,629
   Interest                                                                    6
                                                                         -------
         Total income                                                      2,635
                                                                         -------
EXPENSES
   Management fees                                                           806
   Administration and servicing fees                                         203
   Transfer agent's fees                                                     495
   Custody and accounting fees                                                98
   Postage                                                                    23
   Shareholder reporting fees                                                 28
   Trustees' fees                                                             14
   Registration fees                                                          34
   Professional fees                                                          70
   Dividend expense on securities sold short                                 508
   Other                                                                      52
                                                                         -------
         Total expenses                                                    2,331
                                                                         -------
NET INVESTMENT INCOME                                                        304
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, FOREIGN CURRENCY, AND OPTIONS
   Net realized gain (loss) on:
      Investments                                                         (6,814)
      Securities sold short                                                 (205)
      Foreign currency transactions                                            1
      Options                                                              2,060
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          1,025
      Securities sold short                                                3,246
      Options                                                               (823)
                                                                         -------
         Net realized and unrealized loss                                 (1,510)
                                                                         -------
   Decrease in net assets resulting from operations                      $(1,206)
                                                                         =======

See accompanying notes to financial statements.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                    2011          2010
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                        $    304      $      4
   Net realized loss on investments                               (6,814)       (6,634)
   Net realized gain (loss) on securities sold short                (205)        4,681
   Net realized gain on foreign currency transactions                  1             -
   Net realized gain (loss) on options                             2,060        (6,011)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  1,025        14,526
      Securities sold short                                        3,246         1,848
      Options                                                       (823)       (1,467)
                                                                ----------------------
   Increase (decrease) in net assets resulting from operations    (1,206)        6,947
                                                                ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                            (200)         (507)
                                                                ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      19,989        29,497
   Reinvested dividends                                              198           500
   Cost of shares redeemed                                       (34,177)      (44,353)
                                                                ----------------------
      Decrease in net assets from capital share transactions     (13,990)      (14,356)
                                                                ----------------------
   Capital contribution from USAA Transfer Agency Company              -             1
                                                                ----------------------
   Net decrease in net assets                                    (15,396)       (7,915)
NET ASSETS
   Beginning of year                                             141,291       149,206
                                                                ----------------------
   End of year                                                  $125,895      $141,291
                                                                ======================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of year                                                  $     83      $    (31)
                                                                ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     2,370         3,658
   Shares issued for dividends reinvested                             24            61
   Shares redeemed                                                (4,070)       (5,504)
                                                                ----------------------
      Decrease in shares outstanding                              (1,676)       (1,785)
                                                                ======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is January 1, 2012.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), a single corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

      securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7. Options are valued by a pricing service at the National Best Bid/Offer
      (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

      faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2011* (IN THOUSANDS)

                                    ASSET DERIVATIVES               LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------
                               STATEMENT OF                    STATEMENT OF
                               ASSETS AND                      ASSETS AND
DERIVATIVES NOT ACCOUNTED      LIABILITIES                     LIABILITIES
FOR AS HEDGING INSTRUMENTS     LOCATION         FAIR VALUE     LOCATION            FAIR VALUE
---------------------------------------------------------------------------------------------
Equity contracts               Purchased           $513        Written options        $167
                               options
---------------------------------------------------------------------------------------------

   *For open derivative instruments as of December 31, 2011, see the portfolio of investments, which is also indicative of activity for the period ended December 31, 2011.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2011 (IN THOUSANDS)

                                                                               CHANGE IN
                                                                               UNREALIZED
DERIVATIVES NOT                                            REALIZED            APPRECIATION
ACCOUNTED FOR AS          STATEMENT OF                     GAIN (LOSS)         (DEPRECIATION)
HEDGING INSTRUMENTS       OPERATIONS LOCATION              ON DERIVATIVES      ON DERIVATIVES
---------------------------------------------------------------------------------------------
Equity contracts          Net realized gain (loss) on          $2,060              $(823)
                          options/Change in net
                          unrealized appreciation/
                          depreciation of options
---------------------------------------------------------------------------------------------

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

   Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

   The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

H. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the

================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

I. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for short sales dividend adjustments, return of capital adjustments, utilized net operating losses, and foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $47,000, increase accumulated undistributed net investment income by $10,000, and decrease accumulated net realized loss on investments by $37,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2011, and 2010, was as follows:

                                                  2011                   2010
                                                -------------------------------
Ordinary income*                                $200,000               $507,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

As of December 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $   111,000
Accumulated capital and other losses                                 40,548,000
Unrealized depreciation of investments                               (2,237,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of purchased options.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At December 31, 2011, the Fund had pre-enactment capital loss carryforwards of $25,529,000 and post-enactment capital loss carryforwards of $15,019,000, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

 PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
 EXPIRES                        BALANCE
---------                     -----------
  2017                        $17,718,000
  2018                          7,811,000
                              -----------
                   Total      $25,529,000
                              ===========

POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
 TAX CHARACTER
(NO EXPIRATION)                 BALANCE
---------------               -----------
  Short-Term                  $     1,000
  Long-Term                    15,018,000
                              -----------
                   Total      $15,019,000
                              ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2011, were $120,002,000 and $139,286,000, respectively.

================================================================================

48  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

As of December 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was $127,900,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2011, for federal income tax purposes, were $3,284,000 and $5,521,000, respectively, resulting in net unrealized depreciation of $2,237,000.

For the year ended December 31, 2011 transactions in written call and put options* were as follows:

                                                                        PREMIUMS
                                                   NUMBER OF            RECEIVED
                                                   CONTRACTS             (000'S)
                                                   -----------------------------
Outstanding at December 31, 2010                     1,742              $ 1,677
Options written                                     46,252               21,517
Options terminated in closing
  purchase transactions                            (46,794)             (22,091)
Options expired                                       (850)                (883)
                                                   -----------------------------
Outstanding at December 31, 2011                       350              $   220
                                                   =============================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   For the year ended December 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $806,000, which included a (0.05)% performance adjustment of $(74,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with QS Investors, LLC (QS), under which QS directs the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays QS a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that QS manages. For the year ended December 31, 2011, the Manager incurred subadvisory fees, paid or payable to QS, of $173,000. Effective January 27, 2012, the Manager terminated its investment subadvisory agreement with QS Investors LLC.

   Effective January 31, 2011, the Manager terminated its investment subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group). For the year ended December 31, 2011, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group of $11,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended December 31, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $203,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2011, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

   provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $495,000. Additionally, the Fund recorded a receivable from SAS of less than $500 at December 31, 2011, for adjustments related to collections to shareholder transactions.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------
                                             2011            2010           2009              2008            2007
                                         -------------------------------------------------------------------------
Net asset value at beginning
  of period                              $   8.34       $    7.97       $   7.21          $   9.37        $  10.00
Income (loss) from investment
  operations:
  Net investment income                       .02             .03            .03               .13             .13
  Net realized and unrealized
    gain (loss)                              (.11)            .37            .85(a)          (2.09)            .35
                                         -------------------------------------------------------------------------
Total from investment operations             (.09)            .40            .88             (1.96)            .48
                                         -------------------------------------------------------------------------
Less distributions from:
  Net investment income                      (.01)           (.03)          (.03)             (.13)           (.13)
  Realized capital gains                        -               -           (.09)             (.07)           (.98)
                                         -------------------------------------------------------------------------
Total distributions                          (.01)           (.03)          (.12)             (.20)          (1.11)
                                         -------------------------------------------------------------------------
Net asset value at end of period         $   8.24        $   8.34       $   7.97          $   7.21        $   9.37
                                         =========================================================================
Total return (%)*                           (1.04)           5.01          12.25(a),(c)     (21.01)           4.70(b)
Net assets at end of period (000)        $125,895        $141,291       $149,206          $142,978        $250,714
Ratios to average net assets:**
  Expenses including dividend expense
    on securities sold short (%)(d)
    Including reimbursements                 1.72            1.79           1.56(c),(e)       1.31(e)         1.12(b),(e)
    Excluding reimbursements                 1.72            1.79           1.70(c)           1.60            1.31
  Expenses excluding dividend expense
    on securities sold short (%)(d)
    Including reimbursements                 1.35            1.35           1.29(c),(e)       1.00(e)         1.00(b),(e)
    Excluding reimbursements                 1.35            1.35           1.43(c)           1.29            1.19
  Net investment income (%)                   .23             .00(f)         .41              1.00            1.22
Portfolio turnover (%)(g),(h)                  92              56(i)          68               384             471

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2011, average net assets were $135,248,000.
(a) For the year ended December 31, 2009, the Manager reimbursed the Fund $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's portfolio. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(b) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The effect of the reimbursement on the Fund's total return and ratio of expenses to average net assets was less than 0.01%.
(c) For the year ended December 31, 2009, SAS voluntarily reimbursed the Fund $56,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.04%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Prior to May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any dividend expense for securities sold short.
(f) Represents less than 0.01%.
(g) The Fund's various investment strategies may create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(h) Calculated excluding securities sold short, covers on securities sold short, and options transactions. The turnover rate for the portion of the Fund invested in ETFs and bonds was calculated using average daily market value for the years ended December 31, 2007, and 2008, and calculated using average monthly market value for the years ended December 31, 2009, 2010, and 2011.
(i) Revised turnover rate for the year ended December 31, 2010, to reflect removal of short sales based on management's intent to hold the securities less than one year.

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                 BEGINNING                ENDING               DURING PERIOD*
                               ACCOUNT VALUE           ACCOUNT VALUE           JULY 1, 2011 -
                                JULY 1, 2011         DECEMBER 31, 2011       DECEMBER 31, 2011
                               ---------------------------------------------------------------
Actual                            $1,000.00              $  949.70                 $8.55

Hypothetical
  (5% return before expenses)      1,000.00               1,016.43                  8.84

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (5.03)% for the six-month period of July 1, 2011, through December 31, 2011.

================================================================================

56  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: July 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

    (2) Member of Executive Committee

    (3) Member of Audit Committee

    (4) Member of Pricing and Investment Committee

    (5) Member of Corporate Governance Committee

    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

    (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

    (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

60  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

62  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA

                 WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   48703-0212                                (C)2012, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2011 and 2010 were $348,949 and $330,450, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2011 and 2010 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2011 and 2010 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:       02/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       02/27/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       02/27/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.